Estimated Amortization Expenses for Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Assets [Line Items]
2020	$ 8,289
2021	8,051
2022	6,469
2023	5,589
2024	1,308
2025 and thereafter	407
Other intangible assets, Net	$ 30,113	$ 39,500